Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

6. Property and Equipment

Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2015	2016
Computer equipment	$2,131	$5,480
Furniture and fixtures	1,069	1,910
Leasehold improvements	695	1,318

	3,895	8,708
Less: Accumulated depreciation and amortization	(1,245)	(2,496)

Total property and equipment, net	$2,650	$6,212

Depreciation and amortization expense for the years ended December 31, 2014, 2015, and 2016 was approximately $0.3 million, $0.8 million, and $1.7 million, respectively.